UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 1999

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Barbary Coast Capital Management, LLC
Address:	One Sansome Street, Suite 2900
		San Francisco, CA  94104

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Christopher F. Jackson
Title:	Chief Operating Officer
Phone:	415-835-3892

Signature, Place and Date of Signing:

	/s/ Christopher F. Jackson	San Francisco, CA		2/14/00
	Christopher F. Jackson		  [City, State]			[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			      0

Form 13F Information Table Entry Total:		     70

Form 13F Information Table Value Total:		 56,760


List of Other Included Managers:  NONE

<Page


NAME OF ISSUER			TITLE OF	CUSIP		  VALUE	      SHARES	      INV.	OTHER	  VOTING AUTH
					CLASS				  X1000				      DISC	MGR	  SOLE SHR NONE

 ACACIA RESEARCH CORP RSTD  COMMON      9301027         5,206	     173,914 N  X       SOLE         173,914
 ABBOTT LABORATORIES        COMMON      002824100         374	      10,300 N  X       SOLE          10,300
 A D A M  SOFTWARE INC      COMMON      00088F101         168	      13,200 N  X       SOLE          13,200
 ADFORCE INC                COMMON      006867105         578	       8,100 N  X       SOLE           8,100
 ADVANCE PARADIGM INC       COMMON      007491103         448	      20,800 N  X       SOLE          20,800
 AFFYMETRIX INC             COMMON      00826T108       2,579	      15,200 N  X       SOLE          15,200
 ASHTON TECHNOLOGIES GRUOP  COMMON      045084100         151	      23,600 N  X       SOLE          23,600
 CIDCO INC                  COMMON      171768104         714	     131,400 N  X       SOLE         131,400
 C3D INC                    COMMON      126516103         428	       5,100 N  X       SOLE           5,100
 COMPUTER LEARNING CENTER I COMMON      205199102          99	      41,400 N  X       SOLE          41,400
 COMMERCE ONE INC           COMMON      200693109         235	       1,200 N  X       SOLE           1,200
 ***CREATIVE TECHNOLOGY LTD COMMON      Y1775U107       1,947	     112,100 N  X       SOLE         112,100
 CENTERSPAN COMMUNICATIONS  COMMON      152012100         809	      25,000 N  X       SOLE          25,000
 E I DU PONT DE NEMOURS & C COMMON      263534109         671	      10,200 N  X       SOLE          10,200
 DEERE & CO                 COMMON      244199105         828	      19,100 N  X       SOLE          19,100
 WALT DISNEY CO             COMMON      254687106         570	      19,500 N  X       SOLE          19,500
 DELUXE CORP                COMMON      248019101       2,653	      96,700 N  X       SOLE          96,700
 ***DIVERSINET CORP NEW     COMMON      25536K204         748	      34,000 N  X       SOLE          34,000
 DYNEX CAPITAL INC-9.55% CO PREFER      26817Q308         742	      56,000 N  X       SOLE          56,000
 EBAY INC                   COMMON      278642103         763	       6,100 N  X       SOLE           6,100
 E TRADE GROUP INC          COMMON      269246104         318	      12,200 N  X       SOLE          12,200
 ESOFT INC                  COMMON      296904105         617	      21,200 N  X       SOLE          21,200
 GLOBECOM SYSTEMS INC       COMMON      37956X103       1,136	      45,000 N  X       SOLE          45,000
 GLOBAL DATATEL INC         COMMON      37934G107          16	      15,200 N  X       SOLE          15,200
 HITSGALORE COM INC         COMMON      43365R109          24	      13,200 N  X       SOLE          13,200
HMT TECHNOLOGY CORP         COMMON      403917107       1,953	     488,400 N  X       SOLE         488,400
 HARTCOURT COMPANIES INC NE COMMON      416187201         539	      35,800 N  X       SOLE          35,800
 HIGH SPEED ACCESS CORP     COMMON      42979U102         186	      10,600 N  X       SOLE          10,600
 HUTCHINSON TECHNOLOGY INC  COMMON      448407106         977	      46,000 N  X       SOLE          46,000
 IVILLAGE INC               COMMON      46588H105         394	      19,500 N  X       SOLE          19,500
 JB OXFORD HOLDINGS INC     COMMON      466107109          88	      11,500 N  X       SOLE          11,500
 LASERSIGHT INC             COMMON      517924106         424	      42,400 N  X       SOLE          42,400
 INTERLINK ELECTRONICS      COMMON      458751104         411	       7,000 N  X       SOLE           7,000
 LOG ON AMERICA INC         COMMON      540473105         609	      30,100 N  X       SOLE          30,100
 LORAL SPACE                                              270	      40,000 C  X                     40,000
 ***LORAL SPACE & COMMUNICA COMMON      G56462107       1,244	      51,200 N  X       SOLE          51,200
 LABOR READY INC NEW        COMMON      505401208         320	      26,400 N  X       SOLE          26,400
 MCKESSON HBOC INC          COMMON      58155Q103         900	      40,000 N  X       SOLE          40,000
 MARIMBA INC                COMMON      56781Q109         423	       9,200 N  X       SOLE           9,200
 MUSTANG COM INC            COMMON      628188104         975	      62,400 N  X       SOLE          62,400
 MICROSTRATEGY INC CL A     COMMON      594972101         357	       1,700 N  X       SOLE           1,700
 MTI TECHNOLOGY CORP        COMMON      553903105         674	      18,300 N  X       SOLE          18,300
 NETOPIA INC                COMMON      64114K104       1,569	      28,900 N  X       SOLE          28,900
 PRICELINE.COM INC          COMMON      741503106         379	       8,000 N  X       SOLE           8,000
 P-COM INC                  COMMON      693262107         813	      92,000 N  X       SOLE          92,000
 PERINI CORP                COMMON      713839108         741	     191,300 N  X       SOLE         191,300
 PSINET INC                 COMMON      74437C101       1,512	      24,500 N  X       SOLE          24,500
 ROYAL CARIBBEAN                                           37	      12,000 P  X                     12,000
 ***ROYAL CARIBBEAN CRUISES COMMON      V7780T103         670	      13,600 N  X       SOLE          13,600
 READ RITE CORP             COMMON      755246105       1,045	     220,000 N  X       SOLE         220,000
 RAMBUS INC-DEL             COMMON      750917106         627	       9,300 N  X       SOLE           9,300
***RSL COMMUNICATIONS LTD- COMMON       G7702U102         534	      31,200 N  X       SOLE          31,200
 SCIENT CORP                COMMON      80864H109       1,296	      15,000 N  X       SOLE          15,000
 SYLVAN LEARNING SYSTEMS IN COMMON      871399101         287	      22,100 N  X       SOLE          22,100
 SONERA CORP PLC            COMMON      835433202       1,682	      24,300 N  X       SOLE          24,300
 SUNRISE TECHNOLOGIES INC   COMMON      86769L103         487	      41,300 N  X       SOLE          41,300
 SOURCE MEDIA INC           COMMON      836153304       1,117	      60,400 N  X       SOLE          60,400
 SERENA SOFTWARE INC        COMMON      817492101       1,717	      55,500 N  X       SOLE          55,500
 ST JUDE MEDICAL INC        COMMON      790849103       1,074	      35,000 N  X       SOLE          35,000
 STRAYER EDUCATION INC      COMMON      863236105         310	      15,700 N  X       SOLE          15,700
 STARMEDIA NETWORK INC      COMMON      855546107         624	      15,600 N  X       SOLE          15,600
 TERA COMPUTER CO           COMMON      88076P108          58	      13,100 N  X       SOLE          13,100
 TIER TECHNOLOGIES INC-CL B COMMON      88650Q100         121	      14,400 N  X       SOLE          14,400
 TELLABS INC                COMMON      879664100         834	      13,000 N  X       SOLE          13,000
 UNISYS CORP                COMMON      909214108         894	      28,000 N  X       SOLE          28,000
 VISX INC-DEL               COMMON      92844S105         776	      15,000 N  X       SOLE          15,000
 WIND RIVER SYSTEMS INC     COMMON      973149107       2,226	      60,800 N  X       SOLE          60,800
 WORKFLOW MANAGEMENT INC    COMMON      98137N109         386	      13,500 N  X       SOLE          13,500
 XCELERA.COM INC COM        COMMON      G31611109       1,185	       8,500 N  X       SOLE           8,500
 ZOLTEK COMPANIES INC       COMMON      98975W104         161	      18,700 N  X       SOLE          18,700





ETR\4792\003\1086941.01